Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Trade and Other Payables

20.	TRADE AND OTHER PAYABLES

	As of December 31,
	2019	2018
	US$’000	US$’000
Trade payables	10,509	15,941
Other payables	6,370	5,186
	16,879	21,127

Other payables included refund liabilities arising from contracts with customers, which amounted to $4,393 and $3,831 as of December 31, 2019 and 2018, respectively.